GMO Emerging Country Debt Fund Investment Strategy - GMO Emerging Country Debt Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund invests primarily in debt of emerging country sovereign and quasi-sovereign issuers. “Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by a government. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). In general, the Fund considers “emerging countries” to be countries whose securities are included in the Fund’s benchmark or countries that have similar economic and social structures or default histories to those of countries whose securities are included in the Fund’s benchmark. The Fund’s performance is likely to be more volatile than that of its benchmark. When constructing the Fund’s portfolio, GMO considers risk at both the Fund’s portfolio and individual security level and generally takes into account, among other factors, interest rate duration, credit spread duration, liquidity, transaction costs and default scenarios as well as the idiosyncratic risk of each instrument. When making investment decisions, GMO typically relies more heavily on its assessment of the risk-reward characteristics of individual investments in a given country than on its outlook for that particular country. GMO uses fundamental analytical techniques as the basis for its analysis of both individual investments and country outlook. In performing its analysis with respect to country outlook, GMO typically considers a country’s economic structure, fiscal sustainability, external liquidity, and certain ESG (environmental, social, and governance) criteria. The factors GMO considers and investment methods GMO uses can change over time. The Fund typically gains its investment exposure by purchasing debt investments or by investing in derivatives, typically credit default swaps. The Fund may invest in debt investments of all credit qualities, including securities that are in default, and may invest in corporate bonds. (The debt investments in which the Fund invests includes below investment grade debt investments, which are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities.) The Fund invests in both non-local currency denominated debt (“external debt”) and, to a lesser extent, local currency denominated debt. The external debt investments in which the Fund invests are usually denominated in U.S. dollars, Euros, Japanese yen, Swiss francs, or British pounds sterling. After hedging, U.S. dollars typically represent at least 75% of the Fund’s currency exposures. The Fund typically invests in less liquid debt investments with the intention of holding them for an extended period of time.In seeking to achieve the Fund’s investment objective, GMO typically invests a portion of the Fund’s assets in over-the-counter (OTC) and exchange-traded derivatives, including options, swap contracts (including interest rate swaps, total return swaps and credit default swaps), forward currency contracts (including forward contracts on currencies of developed markets), and reverse repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. The Fund may also engage in short sales. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to a higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds. GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 6.4 years as of May 31, 2025). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”